Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2020	Sep. 30, 2021
Statement of Financial Position [Abstract]
Common Stock, No Par Value		$ 0	$ 0
Common Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited	Unlimited
Common Stock, Shares, Outstanding	1,932,600	667,069	1,103,006